Intangible assets - Components and Movements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible assets
Beginning balance	$ 64,920	$ 64,638
Ending balance	66,465	64,920
Cost
Intangible assets
Beginning balance	198,524	189,667
Additions	12,245	9,305
Disposals	(19)	(15)
Effect of movements in exchange rates	(752)	(433)
Ending balance	209,998	198,524
Amortization and impairment losses
Intangible assets
Beginning balance	(133,604)	(125,029)
Amortization	9,966	8,533
Disposals	(13)	(15)
Effect of movements in exchange rates	(24)	57
Ending balance	(143,533)	(133,604)
Goodwill
Intangible assets
Beginning balance	8,299	8,230
Ending balance	7,563	8,299
Goodwill | Cost
Intangible assets
Beginning balance	8,299	8,230
Additions		559
Effect of movements in exchange rates	(736)	(490)
Ending balance	7,563	8,299
Software (mostly development costs)
Intangible assets
Beginning balance	55,651	54,978
Ending balance	58,165	55,651
Software (mostly development costs) | Cost
Intangible assets
Beginning balance	182,296	173,508
Additions	12,245	8,746
Disposals	(19)	(15)
Effect of movements in exchange rates	(16)	57
Ending balance	194,506	182,296
Software (mostly development costs) | Amortization and impairment losses
Intangible assets
Beginning balance	(126,645)	(118,530)
Amortization	9,733	8,073
Disposals	(13)	(15)
Effect of movements in exchange rates	(24)	57
Ending balance	(136,341)	(126,645)
Dry docking
Intangible assets
Beginning balance	85	397
Ending balance		85
Dry docking | Cost
Intangible assets
Beginning balance	4,514	4,514
Ending balance	4,514	4,514
Dry docking | Amortization and impairment losses
Intangible assets
Beginning balance	(4,429)	(4,117)
Amortization	85	312
Ending balance	(4,514)	(4,429)
Other intangible assets
Intangible assets
Beginning balance	885	1,033
Ending balance	737	885
Other intangible assets | Cost
Intangible assets
Beginning balance	3,415	3,415
Ending balance	3,415	3,415
Other intangible assets | Amortization and impairment losses
Intangible assets
Beginning balance	(2,530)	(2,382)
Amortization	148	148
Ending balance	$ (2,678)	$ (2,530)